Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Less accumulated depreciation and amortization	$ 5,309	$ 4,238	$ 0
Net property and equipment	17,783	18,854
Continuing Operations [Member]
Leasehold improvements	4,262	4,262
Furniture & fixtures	18,830	18,830
Equipment
Gross property and equipment	23,092	23,092
Less accumulated depreciation and amortization	5,309	4,238
Net property and equipment	17,783	18,854
Discontinued Operations [Member]
Leasehold improvements			102,264
Furniture & fixtures	11,072	11,072	23,115
Equipment	78,017	83,917	49,180
Gross property and equipment	89,089	94,989	174,559
Less accumulated depreciation and amortization	10,478	6,184	19,744
Net property and equipment	$ 78,611	$ 88,805	$ 154,815